UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4066

					Cash Assets Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	3/31

				Date of reporting period:	9/30/08



						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


                                   SEMI-ANNUAL
                                     REPORT

                               SEPTEMBER 30, 2008

                                     PACIFIC
                                CAPITAL FUNDS(R)
                                       OF
                                CASH ASSETS TRUST

                        PACIFIC CAPITAL CASH ASSETS TRUST

                            PACIFIC CAPITAL TAX-FREE
                                CASH ASSETS TRUST

                         PACIFIC CAPITAL U.S. GOVERNMENT
                          SECURITIES CASH ASSETS TRUST

  [LOGO OF THE PACIFIC CAPITAL FUNDS OF CASH ASSETS TRUST: A LION STANDING ON A
                  TWISTED ROPE AND SAIL TO LEFT OF PACIFIC](R)

                                A CASH MANAGEMENT
                                   INVESTMENT

[LOGO OF THE PACIFIC                 PACIFIC
CAPITAL FUNDS OF CASH           CAPITAL FUNDS(R)
ASSETS TRUST: A LION                   OF
STANDING ON A TWISTED           CASH ASSETS TRUST
ROPE AND SAIL TO
LEFT OF PACIFIC](R)            SEMI-ANNUAL REPORT

                                                                  November, 2008

Dear Investor:

      We are pleased to provide you with the Semi-Annual Report for The Pacific Capital Funds of Cash Assets Trust for the six-month period ended September 30, 2008.

      The enclosed Semi-Annual Report includes the three series of Cash Assets Trust (the "Trust"): Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust and their two classes of shares: Original Shares and Service Shares.

                      ************************************

      Since the Trust's inception in 1984 and throughout numerous business and financial market cycles, the Trust has sought to provide shareholders with stability, liquidity and current yield on their cash reserves. And today, these same objectives have never been more important.

      As we report to you today, risks to the global economy - from Wall Street to Main Street - are the most serious and challenging in recent memory. The economic and market conditions brought on by credit and sub-prime mortgage-related issues have proven to be a tremendous challenge for investors both here and abroad, as they re-evaluate risk. These extraordinary events required a global response and financial officials from around the world have worked together, taking action individually and collectively as necessary, to address these challenges.

ECONOMIC REVIEW

      After an extended period of steady economic growth with sustained low levels of unemployment and inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Despite action taken by the Federal Reserve to inject liquidity into the banking system by aggressively reducing short-term interest rates as well as utilizing other less often used monetary tools, the capital markets came under pressure as investors confronted numerous challenges that ranged from a crisis in credit markets and deteriorating housing values to rapidly rising energy costs and intensifying inflationary pressures. Now, in the past several months, economic activity has slowed dramatically with weaker consumer and business spending impacting the labor markets. Indeed, economic growth slowed in the 3rd quarter with real gross domestic product (GDP) declining by 0.3 percent at an annualized rate. All indications are that the U.S. economy is now fully in a recession.

      In September, the financial market turmoil intensified throughout the world and credit markets froze, causing a chain reaction resulting in non-financial companies experiencing difficulties in financing operations. The persistent tightening in credit conditions, weakness in equity and housing markets and accelerating job losses have all worked to push consumer confidence to its lowest level ever recorded. These factors have also resulted in a decline in real consumer spending during the 3rd quarter of 2008 that was the sharpest quarterly drop since the 1980s.

ACTION TAKEN

      As noted, the financial crisis intensified greatly in September which required a global response. Here in the U.S., the Treasury Department went to Congress and asked for broad new authorities to address the current troubles. In October, just after the Trust's current report period ended, President Bush signed into law the

                      NOT A PART OF THE SEMI-ANNUAL REPORT

Emergency Economic Stabilization Act of 2008 (EESA). The EESA empowers the U.S. Treasury to use up to $700 billion to inject capital into financial institutions, to purchase or insure mortgage assets, and to purchase any other troubled assets that the Treasury and the Federal Reserve deem necessary to promote financial market stability.

      Additionally, the U.S. Treasury Department established a Temporary Money Market Fund Guarantee Program (the "Program") which is intended to add stability to the financial markets and to reassure money market fund investors. The Board of Trustees of the Trust approved its participation in the Program with respect to each of the Trust's three separate portfolios and accordingly applied and each was accepted to participate in the Program.

      All told, the Treasury, Federal Reserve, U.S. Securities and Exchange Commission (the "SEC") and the Federal Deposit Insurance Corporation intend to use all their authorities to promote the process of repair and recovery and to contain risks to the financial system. We are optimistic that the combined efforts pursued will restore much needed confidence and liquidity to the financial markets.

YOUR INVESTMENT

      As the recent financial and economic events have unfolded, investors are asking "How safe is my investment?" This is especially true for investors' cash reserves.

      As you have read in previous shareholder report letters, we have used this opportunity to remind investors that safety of principal is first and foremost in the eyes of your Board of Trustees, Investment Adviser and Administrator when managing your cash reserves.

      Rest assured, your Trust's Investment Adviser, the Asset Management Group of Bank of Hawaii believes that the short-term obligations in each of the three portfolios present minimal credit and that no undue risk was taken in order to seek higher yield. A solid investment strategy - including investments in money market funds - is based on in-depth credit analysis and a thorough understanding of risk and liquidity. Indeed, investments eligible for money market funds not only must satisfy strict requirements issued by the SEC, they must also meet stringent internal credit review by the Trust's Investment Adviser to assure that the investments present minimal credit risk.

      This has been the case since the inception of each of the funds beginning with Pacific Capital Cash Assets Trust in 1984. Indeed, throughout the year, the Trust's Investment Adviser maintained a watchful eye on the creditworthiness of the securities purchased for each portfolio. We believe that each of the Trust's portfolios continues to provide competitive returns to alternative short-term investment opportunities without wavering from their conservative investment guidelines.

      Looking forward, we are optimistic that each of the Pacific Capital Funds of Cash Assets Trust will continue to provide investors with competitive returns without compromising safety of principal.

      As always, we again wish to express our appreciation for the confidence you have shown by your investment in the Pacific Capital Funds of Cash Assets Trust. We can assure you that we will consistently seek to do our best to merit your continued level of trust.

                                   Sincerely,

/s/ Diana P. Herrmann                              /s/ Lacy B. Herrmann

Diana P. Herrmann                                  Lacy B. Herrmann
President                                          Founder and Chairman Emeritus

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                                 PACIFIC CAPITAL
                                CASH ASSETS TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

  PRINCIPAL
   AMOUNT       U. S. GOVERNMENT AND AGENCY OBLIGATIONS (37.1%):                                          VALUE
------------    --------------------------------------------------------                             -------------
                U.S. GOVERNMENT OBLIGATION (8.1%):
$ 50,000,000    U.S. Treasury Bill, 0.75%, 01/08/09 ....................                             $  49,896,875
                                                                                                     -------------
                U. S. GOVERNMENT AGENCY OBLIGATIONS (29.0%):
  50,000,000    Federal Home Loan Bank, 0.10%, 10/01/08 ................                                50,000,000
  30,000,000    Federal Home Loan Mortgage Corp., 4.75%, 03/05/09 ......                                30,361,828
 100,000,000    Federal National Mortgage Association, 1.95%, 11/17/08 .                                99,745,417
                                                                                                     -------------
                                                                                                       180,107,245
                                                                                                     -------------
                Total U. S. Government and Agency Obligations ..........                               230,004,120
                                                                                                     -------------

                CORPORATE NOTES (6.0%):
                --------------------------------------------------------
   9,700,000    Genworth Financial, 5.23%, 05/16/09 ....................                                 8,239,859*
   2,600,000    Merrill Lynch & Co., 2.85%, 05/08/09** .................                                 2,542,696
  17,400,000    Merrill Lynch & Co., 4.61%, 05/20/09** .................                                17,372,800
  10,000,000    Morgan Stanley Dean Witter, 3.875%, 01/15/09 ...........                                 9,200,800*
                                                                                                     -------------
                Total Corporate Notes ..................................                                37,356,155
                                                                                                     -------------

                COMMERCIAL PAPER (27.3%):
                --------------------------------------------------------
                BANK  (4.0%):
  25,000,000    Wells Fargo, 2.63%, 10/31/08 ...........................                                24,945,208
                                                                                                     -------------

                BROKERAGE  (1.6%):
  10,000,000    Morgan Stanley Dean Witter, 2.30%, 12/12/08 ............                                 9,954,000
                                                                                                     -------------

                EDUCATION  (4.0%):
  25,000,000    Stanford University, 2.65%, 10/01/08 ...................                                25,000,000
                                                                                                     -------------

                FINANCE  (10.5%):
  20,000,000    AIG Funding, 2.70%, 11/24/08 ...........................                                19,919,000
  20,000,000    American Express Credit Corp., 2.50%, 12/12/08 .........                                19,900,000
  25,000,000    General Electric Capital Corp., 2.52%, 11/04/08 ........                                24,940,500
                                                                                                     -------------
                                                                                                        64,759,500
                                                                                                     -------------

                FOREIGN BANK  (4.0%):
  25,000,000    Calyon NA, Inc., 2.69%, 12/11/08 .......................                                24,867,122
                                                                                                     -------------

                INSURANCE  (3.2%):
  20,000,000    Prudential Funding Corp., 2.50%, 11/06/08 ..............                                19,950,000
                                                                                                     -------------
                Total Commercial Paper .................................                               169,475,830
                                                                                                     -------------

 PRINCIPAL
   AMOUNT       MUNICIPAL SECURITY (3.2%):                                                               VALUE
------------    --------------------------------------------------------                             -------------
$ 20,000,000    Municipal Electric Authority, GA Commercial
                  Paper 3.05%, 10/02/08 ..........................................................   $  20,000,000
                                                                                                     -------------

                REPURCHASE AGREEMENT  (26.0%):
                --------------------------------------------------------
 161,000,000    Banc of America Securities, LLC 1.70%, 10/01/08 ..................................     161,000,000
                (Proceeds of $161,007,603 to be received at maturity, Collateral:                    -------------
                $163,462,000 Federal National Mortgage Association 4.00%
                due 07/07/11; the collateral fair value plus interest receivable equals $165,692,167)

   SHARES       INVESTMENT COMPANY (0.1%):
------------    --------------------------------------------------------
     881,810    JP Morgan U.S. Government Money Market Fund, Capital Shares ......................         881,810
                                                                                                     -------------

                AFFILIATED INVESTMENT (0.4%):
                --------------------------------------------------------
                Conditional Credit Pledge (cost $0) (0.4%) note 9 and *: .........................       2,275,118
                                                                                                     -------------

                Total Investments (Amortized Cost $620,993,033***) ....................   100.1%       620,993,033
                Other assets less liabilities .........................................    (0.1)          (687,506)
                                                                                          ------     -------------
                NET ASSETS ............................................................   100.0%     $ 620,305,527
                                                                                          ======     =============

*     The value shown is the fair market  value as of September  30, 2008.  Each security is supported by a Conditional Credit Pledge (see note 9).
**    Variable interest rate - subject to periodic change.
***   Cost for Federal income tax and financial reporting purposes is identical.

                                                                                        PERCENT OF
                        PORTFOLIO DISTRIBUTION                                           PORTFOLIO
                        ----------------------                                           ---------
                        U. S. Government and Agency Obligations ......................     37.2%
                        Corporate Notes ..............................................      6.0
                        Commercial Paper .............................................     27.4
                        Municipal Security ...........................................      3.2
                        Repurchase Agreement .........................................     26.0
                        Investment Company ...........................................      0.2
                                                                                          ------
                                                                                          100.0%
                                                                                          ======

                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                   RATING
  PRINCIPAL                                                                        MOODY'S/
   AMOUNT       MUNICIPAL SECURITIES (84.1%)                                         S&P                 VALUE
------------    ----------------------------------------------------------------   --------          --------------
                ALABAMA (1.9%):
                Jefferson County, AL Sewer Revenue Bond,
                    Prerefunded to 2/01/09 @101 VRDO*
$  2,000,000    5.750%, 02/01/38 ...............................................     Aaa/AAA         $    2,043,220
                Jefferson County, AL Sewer Revenue Bond,
                    Prerefunded to 2/01/09 @101 VRDO*
   3,660,000    5.375%, 02/01/36 ...............................................     Aaa/AAA              3,736,041
                                                                                                     --------------
                                                                                                          5,779,261
                                                                                                     --------------
                ARIZONA (2.0%):
                Maricopa County, AZ Unified School District No. 48
                    (Scottsdale), FGIC Insured
   5,405,000    5.000%, 07/01/09 ...............................................     Aa2/AA               5,535,825
                Tucson, AZ Industrial Development Authority VRDO*
     425,000    8.400%, 07/15/31 ...............................................     Aaa/AAA                425,000
                                                                                                     --------------
                                                                                                          5,960,825
                                                                                                     --------------
                CALIFORNIA (2.7%):
                Bay Area, CA Toll Authority Toll Bridge Revenue
                    A-2, VRDO*
   5,000,000    7.750%, 04/01/47 ...............................................    VMIG1/A-1             5,000,000
                California Statewide Communities Development
                    Authority Revenue Bond (John Muir Health)
                    Series A VRDO*
   3,200,000    3.950%, 08/15/36 ...............................................   VMIG1/A-1+             3,200,000
                                                                                                     --------------
                                                                                                          8,200,000
                                                                                                     --------------
                COLORADO (1.6%):
                Colorado Educational & Cultural Facilities Authority
                    Revenue Bond - National Jewish Federation
   1,100,000    Series A4 VRDO, 4.250%, 02/01/35* ..............................    VMIG1/NR              1,100,000
   1,000,000    Series C4 VRDO, 4.250%, 06/01/37* ..............................    VMIG1/NR              1,000,000
   1,050,000    Series D4 VRDO, 4.250%, 05/01/38* ..............................    VMIG1/NR              1,050,000
                Denver, CO Health, Prerefunded to 12/01/08
                    @ 101 VRDO*
   1,650,000    5.375%, 12/01/28 ...............................................   Prerefunded            1,676,000
                                                                                                     --------------
                                                                                                          4,826,000
                                                                                                     --------------

                                                                                   RATING
  PRINCIPAL                                                                        MOODY'S/
   AMOUNT       MUNICIPAL SECURITIES (CONTINUED):                                    S&P                 VALUE
------------    ----------------------------------------------------------------   --------          --------------
                FLORIDA (0.9%):
                Miami-Dade, FL Public Facilities Revenue Bond,
                    MBIA Insured VRDO*
$    750,000    5.000%, 06/01/09 ...............................................      A1/AA          $      761,365
                Orange County, FL Housing Financial Authority ,
                    FNMA Insured VRDO*
   1,800,000    8.400%, 06/01/25 ...............................................     NR/A-1+              1,800,000
                                                                                                     --------------
                                                                                                          2,561,365
                                                                                                     --------------
                GEORGIA (0.0%):
                De Kalb Hospital, GA VRDO*
     100,000    7.530%, 10/01/25 ...............................................    VMIG1/NR                100,000
                                                                                                     --------------
                HAWAII (25.8%):
                City & County Honolulu, HI  General Obligation
                    Commercial Paper Issue W
   2,700,000    1.400%, 11/03/08 ...............................................     P1/A1+               2,700,000
                City & County Honolulu, HI VRDO*
   6,000,000    5.000%, 07/01/09 ...............................................     Aa2/AA               6,139,810
                City & County Honolulu, HI, ETM VRDO*
   1,995,000    6.000%, 01/01/09 ...............................................     Aaa/AA               2,015,962
                City & County Honolulu, HI, Prerefunded
                    to 7/01/09 @101 VRDO*
   1,000,000    5.125%, 07/01/10 ...............................................     Aa2/AA               1,033,923
                City & County Honolulu, HI, Prerefunded
                    to 7/01/09 @101 VRDO*
   2,930,000    5.125%, 07/01/18 ...............................................     Aa2/AA               3,029,679
                Hawaii County, HI, FSA Insured Prerefunded
                    to 5/15/09 @101 VRDO*
     500,000    5.400%, 05/15/15 ...............................................     Aaa/AAA                515,939
                Hawaii County, HI, Prerefunded to 5/15/09 @101
                    VRDO*
     545,000    5.625%, 05/15/19 ...............................................     Aaa/AAA                563,469
                Hawaii Pacific Health Special Purpose VRDO*
                    Radian Insured
  13,500,000    8.120%, 07/01/33 ...............................................     Aaa/AAA             13,500,000
                Hawaii State, FGIC Insured Series CO
   1,100,000    6.000%, 03/01/09 ...............................................     Aa2/AA               1,120,151
   4,590,000    6.000%, 09/01/09 ...............................................     Aa2/AA               4,771,775

                                                                                   RATING
  PRINCIPAL                                                                        MOODY'S/
   AMOUNT       MUNICIPAL SECURITIES (CONTINUED):                                    S&P                 VALUE
------------    ----------------------------------------------------------------   --------          --------------
                HAWAII (continued):
                Hawaii State, FSA Insured  Series CH
$  1,500,000    6.000%, 11/01/08 ...............................................     Aaa/AAA         $    1,505,331
                Hawaii State, Series CH, FGIC Insured TCRS VRDO*
   3,390,000    6.000%, 11/01/08 ...............................................     Aaa/AA               3,403,047
                Hawaii State Department of Budget and Finance Special
                    Purpose Revenue Bond (Palama Meat Company)
                    Series A VRDO*, Wells Fargo Insured, AMT
   6,500,000    7.650%, 10/31/29 ...............................................     NR/AAA               6,500,000
                Hawaii State Department of Budget and Finance Special
                    Purpose Revenue Bond (Queens Health Systems)
                    Series C VRDO*, SPA: Bank of America N.A.,
                    AMBAC Insured
  25,050,000    6.000%, 07/01/28 ...............................................    MIG1/AAA             25,050,000
                Hawaii State, FGIC Insured VRDO*
   1,000,000    5.500%, 10/01/08 ...............................................     Aa2/AA               1,000,000
                Hawaii State, FGIC Insured VRDO*
   2,920,000    6.000%, 03/01/09 ...............................................     Aa2/AA               2,971,377
                Maui County, HI Prerefunded VRDO*
   2,000,000    6.000%, 12/15/08 ...............................................      Aa2/A               2,015,950
                                                                                                     --------------
                                                                                                         77,836,413
                                                                                                     --------------
                ILLINOIS (5.0%):
                Illinois Educational Facilities Authority Revenue
                    Bond VRDO*
   2,245,000    8.280%, 12/01/25 ...............................................     Aaa/NR               2,245,000
                Illinois Health Facilities Authority (Alexian Brothers
                    Health System- Presbyterian), FSA Insured VRDO*
   4,500,000    5.000%, 01/01/19 ...............................................     Aaa/AAA              4,572,492
                Peoria County, IL Community Unit School District
                    No. 323 VRDO*, FSA Insured
   6,000,000    8.750%, 04/01/26 ...............................................     Aaa/AAA              6,000,000
                Romeoville, IL Revenue Bond VRDO*
   2,100,000    4.250%, 10/01/36 ...............................................     Aaa/NR               2,100,000
                                                                                                     --------------
                                                                                                         14,917,492
                                                                                                     --------------

                                                                                   RATING
  PRINCIPAL                                                                        MOODY'S/
   AMOUNT       MUNICIPAL SECURITIES (CONTINUED):                                    S&P                 VALUE
------------    ----------------------------------------------------------------   --------          --------------
                IOWA (0.8%):
                Iowa Financial Authority Revenue VRDO* Private
                    College Revenue (Drake University Project)
$  2,500,000    6.250%, 04/01/31 ...............................................     Aaa/AAA         $    2,500,000
                                                                                                     --------------
                KENTUCKY (1.0%):
                Breckenridge County, KY Lease Program Revenue
                    VRDO*
   3,100,000    9.650%, 02/01/31 ...............................................    VMIG1/NR              3,100,000
                                                                                                     --------------
                MASSACHUSETTS (1.3%):
                Massachusetts State Health & Educational Facilities
                     Authority Revenue (Hillcrest Extended Care)
                    Series A VRDO*
   4,000,000    7.400%, 10/01/26 ...............................................     Aaa/NR               4,000,000
                                                                                                     --------------
                MICHIGAN (1.8%):
                Michigan Higher Education Facility Authority, Hope
                    College VRDO*
     665,000    4.250%, 11/01/36 ...............................................     Aaa/NR                 665,000
                Michigan, Prerefunded VRDO*
   2,000,000    5.250%, 12/01/13 ...............................................   Prerefunded            2,031,797
                Michigan State Building Authority Facilities Program
                    Series I, Prerefunded VRDO*
   1,440,000    5.250%, 10/15/13 ...............................................   Prerefunded            1,441,975
                    Michigan State Hospital finance Authority,
                    Prerefunded VRDO* (Mercy Mt. Clemens) Series A
   1,250,000    5.750%, 05/15/29 ...............................................     Aa2/AA               1,293,350
                                                                                                     --------------
                                                                                                          5,432,122
                                                                                                     --------------
                MINNESOTA (5.4%):
                Bloomington, MN Multi-Family Revenue Bond VRDO*
   3,000,000    8.400%, 11/15/32 ...............................................     Aaa/AAA              3,000,000
                Inver Grove Heights, MN Senior VRDO*
   1,595,000    8.400%, 05/15/35 ...............................................     Aaa/AAA              1,595,000
                Oak Park Heights, MN Multi-Family Revenue Bond
                    VRDO*, FHLMC Insured
   6,415,000    8.400%, 11/01/35 ...............................................     Aaa/AAA              6,415,000

                                                                                   RATING
  PRINCIPAL                                                                        MOODY'S/
   AMOUNT       MUNICIPAL SECURITIES (CONTINUED):                                    S&P                 VALUE
------------    ----------------------------------------------------------------   --------          --------------
                MINNESOTA (continued):
                Plymouth, MN Multi-Family Housing VRDO*
$  1,395,000    8.400%, 04/15/33 ...............................................     Aaa/AAA         $    1,395,000
                St. Louis Park, MN Multi-Family Revenue Bond
                    VRDO*, FHLMC Insured
   4,000,000    8.400%, 08/01/34 ...............................................     Aaa/AAA              4,000,000
                                                                                                     --------------
                                                                                                         16,405,000
                                                                                                     --------------
                MISSOURI (11.3%):
                Kansas City, MO Industrial Development Authority
                    Multi-Family - Gatehouse Apartments Project VRDO*
   1,260,000    8.400%, 11/15/26 ...............................................     Aaa/AAA              1,260,000
                Kansas City, MO Industrial Development Authority
                    Revenue Bond, (Ewing Marion Kaufman
                    Foundation) VRDO*
  12,260,000    6.250%, 04/01/27 ...............................................     NR/AAA              12,260,000
                Missouri State Development Financial Board Lease
                    Revenue Bond VRDO*
     180,000    6.250%, 06/01/33 ...............................................    VMIG1/NR                180,000
                Missouri State Health and Education VRDO*
                    (St. Francis Medical Center) Series A
   3,000,000    6.280%, 06/01/26 ...............................................     NR/AAA               3,000,000
                Missouri State Health & Educational Facilities
                    Authority Revenue Bond VRDO*
   2,350,000    6.280%, 11/01/32 ...............................................     NR/A-1+              2,350,000
                Missouri State, Health & Educational Facilities
                    Authority Revenue Bond (St. Louis University),
                    Series B VRDO*, SPA: Bank of America N.A.
   6,550,000    6.280%, 10/01/24 ...............................................   VMIG1/A-1+             6,550,000
                Missouri State Health & Educational Facilities
                    Authority Educational Facilities Revenue Bond,
                    St. Louis University, SPA: US Bank NA VRDO*
   2,210,000    6.280%, 07/01/32 ...............................................    VMIG1/NR              2,210,000
                Missouri State Health & Educational Facilities VRDO*
   2,730,000    6.280%, 10/01/33 ...............................................     NR/A-1+              2,730,000
                University of Missouri University Revenue Bond-
                    System Facilities Series A VRDO*
   1,300,000    4.250%, 11/01/31 ...............................................    Aa2/A-1+              1,300,000

                                                                                   RATING
  PRINCIPAL                                                                        MOODY'S/
   AMOUNT       MUNICIPAL SECURITIES (CONTINUED):                                    S&P                 VALUE
------------    ----------------------------------------------------------------   --------          --------------
                MISSOURI (continued):
                University of Missouri University System Facilities
                    Revenue Bond, Series B VRDO*
$  2,300,000    4.250%, 11/01/30 ...............................................    Aa2/A-1+         $    2,300,000
                                                                                                     --------------
                                                                                                         34,140,000
                                                                                                     --------------
                NEVADA (1.7%):
                Clark County School District, NV, MBIA Insured
                    Series C
   5,000,000    5.000%, 06/15/09 ...............................................     Aa2/AA               5,111,066
                                                                                                     --------------
                NEW JERSEY (1.6%):
                New Jersey Building Authority, Prerefunded VRDO*
   1,215,000    5.250%, 06/15/12 ...............................................   Prerefunded            1,245,817
                New Jersey Building Authority, Prerefunded VRDO*
   1,785,000    5.250%, 06/15/12 ...............................................   Prerefunded            1,830,274
                New Jersey Economic Development Authority,
                    Prerefunded VRDO* (Transportation Project
                    Sublease) Series A
   1,600,000    5.300%, 05/01/12 ...............................................     Aaa/AAA              1,633,990
                                                                                                     --------------
                                                                                                          4,710,081
                                                                                                     --------------
                NEW YORK (2.4%):
                Long Island, NY Power Authority VRDO* Electric
                    System Revenue Series N
   2,000,000    6.750%, 12/01/29 ...............................................     Aaa/AAA              2,000,000
                New York, NY, Prerefunded VRDO* Transitional
                    Finance Authority Revenue Future Tax Section C
   1,000,000    5.500%, 05/01/25 ...............................................     Aa1/AAA              1,032,005
                New York, NY, Prerefunded to 5/01/09 @101 VRDO*
   2,940,000    5.000%, 05/01/29 ...............................................     Aa1/AAA              3,022,369
                New York State Housing - Liberty Street, FHLMC
                    Insured VRDO*
   1,070,000    8.100%, 05/01/35 ...............................................     Aaa/AAA              1,070,000
                                                                                                     --------------
                                                                                                          7,124,374
                                                                                                     --------------

                                                                                   RATING
  PRINCIPAL                                                                        MOODY'S/
   AMOUNT       MUNICIPAL SECURITIES (CONTINUED):                                    S&P                 VALUE
------------    ----------------------------------------------------------------   --------          --------------
                NORTH CAROLINA (2.4%):
                North Carolina Capital Facilities Finance Agency
                    (Thompson's Children Home) VRDO*
$  1,080,000    7.530%, 12/01/20 ...............................................     NR/NR**         $    1,080,000
                North Carolina Educational Facilities Finance Agency
                    (Wingate University) Series 1999 VRDO*
   4,240,000    7.530%, 05/01/22 ...............................................     Aaa/NR               4,240,000
                North Carolina Medical VRDO*
   2,000,000    9.500%, 11/15/28 ...............................................     Aaa/AA               2,000,000
                                                                                                     --------------
                                                                                                          7,320,000
                                                                                                     --------------
                OREGON (2.1%):
                Oregon State Facilities Authority Revenue
                    Peacehealth VRDO*
   5,000,000    8.050%, 05/01/47 ...............................................     NR/AAA               5,000,000
                Oregon State Health Housing Educational & Cultural
                    VRDO*
   1,300,000    4.250%, 12/01/15 ...............................................     NR/AAA               1,300,000
                                                                                                     --------------
                                                                                                          6,300,000
                                                                                                     --------------
                PENNSYLVANIA (2.6%):
                Emmaus, PA General Authority VRDO*
   1,300,000    8.000%, 03/01/24 ...............................................     NR/A-1+              1,300,000
                Pennsylvania Economic Industrial Development
                    Prerefunded
   5,000,000    5.800%, 01/01/09 ...............................................     Aa3/AA               5,052,795
                Pittsburgh, PA Water & Sewer, FSA Insured VRDO*
                    First Lien Series B-1
   1,555,000    8.300%, 09/01/33 ...............................................     Aaa/AAA              1,555,000
                                                                                                     --------------
                                                                                                          7,907,795
                                                                                                     --------------
                SOUTH DAKOTA (2.0%):
                South Dakota State & Educational Facilities Authority
                    Revenue (Regional Health) VRDO*
   6,000,000    6.250%, 09/01/27 ...............................................     Aaa/NR               6,000,000
                                                                                                     --------------
                TENNESSEE (1.6%):
                Hamilton, TN, Prerefunded to 11/01/08 @101 VRDO*
   2,500,000    5.300%, 11/01/15 ...............................................   Prerefunded            2,531,830

                                                                                   RATING
  PRINCIPAL                                                                        MOODY'S/
   AMOUNT       MUNICIPAL SECURITIES (CONTINUED):                                    S&P                 VALUE
------------    ----------------------------------------------------------------   --------          --------------
                TENNESSEE (continued):
                Metropolitan Government Nashville & Davidson
                    County, TN Prerefunded to 5/15/09 @101 VRDO*
$  2,150,000    5.125%, 11/15/12 ...............................................     Aa2/AA          $    2,214,188
                                                                                                     --------------
                                                                                                          4,746,018
                                                                                                     --------------
                TEXAS (3.5%):
                Houston, TX, Prerefunded to 2/15/09 @100 VRDO*
   3,000,000    5.250%, 02/15/18 ...............................................     Aaa/AAA              3,036,598
                North Texas State University, FSA Insured
     840,000    5.250%, 04/15/09 ...............................................     Aaa/AAA                856,043
                Odesa, TX, Prerefunded VRDO* Water & Sewer Revenue
   2,400,000    5.375%, 04/01/13 ...............................................     Aaa/AAA              2,443,662
                Travis County, TX Housing Financial Corp. VRDO*
   4,100,000    8.150%, 12/15/29 ...............................................     Aaa/AAA              4,100,000
                                                                                                     --------------
                                                                                                         10,436,303
                                                                                                     --------------
                VIRGINIA (2.1%):
                Portsmouth, VA, FSA Insured
   2,000,000    5.000%, 07/01/09 ...............................................     Aaa/AAA              2,049,466
                Virginia Commonwealth, Prerefunded to 5/15/09
                    @101 VRDO*
   1,000,000    5.700%, 05/15/19 ...............................................     Aa1/AA+              1,033,247
                Virginia State, Prerefunded VRDO* Public School
                    Authority Financing Series A
   2,100,000    5.000%, 08/01/16 ...............................................     Aa1/AA+              2,178,960
                York County, VA, Prerefunded to 6/01/09 @101 VRDO*
   1,000,000    5.875%, 06/01/24 ...............................................     Aa3/NR               1,035,595
                                                                                                     --------------
                                                                                                          6,297,268
                                                                                                     --------------
                WASHINGTON (0.3%):
                Seattle, WA, Prerefunded to 12/15/08 @100 VRDO*
     935,000    5.125%, 12/15/28 ...............................................     Aaa/AAA                941,284
                                                                                                     --------------
                WISCONSIN (0.3%):
                Green Bay, WI, Prerefunded to 6/01/09 @100 VRDO*
     950,000    5.250%, 06/01/24 ...............................................   Prerefunded              971,187
                                                                                                     --------------

  PRINCIPAL
   AMOUNT       U.S. GOVERNMENT AGENCY OBLIGATIONS (10.4%):                                       VALUE
------------    ----------------------------------------------------------------              --------------
                Federal Home Loan Bank
$  7,500,000    1.930%, 10/01/08 ...............................................              $    7,500,000
  20,000,000    0.763%, 10/07/08 ...............................................                  19,997,500
   3,855,000    1.220%, 10/09/08 ...............................................                   3,853,972
                                                                                              --------------
                                                                                                  31,351,472
                                                                                              --------------

   SHARES       INVESTMENT COMPANIES (0.1%):
------------    ----------------------------------------------------------------
      88,000    Dreyfus Tax-Exempt Cash Management Money Market,
                  Institutional Shares .........................................                      88,000
      83,000    Goldman Sachs Financial Square Tax-Free Money
                  Market Fund Institutional Shares .............................                      83,000
                                                                                                     171,000
                Total Investments (Amortized Cost $285,146,326***) .............      94.6%      285,146,326
                Other assets less liabilities ..................................       5.4%       16,274,284
                                                                                     ------   --------------
                NET ASSETS .....................................................     100.0%   $  301,420,610
                                                                                     ======   ==============

* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.
**    Fitch rating - AA-/F1+
***   Cost for Federal income tax and financial reporting purposes is identical.

                       PORTFOLIO DISTRIBUTION (UNAUDITED)
                       ----------------------------------

                                                    PERCENT OF
                                                     PORTFOLIO
                                                     ---------
                Alabama                                   2.0%
                Arizona                                   2.1
                California                                2.9
                Colorado                                  1.7
                Florida                                   0.9
                Georgia                                    --
                Hawaii                                   27.3
                Illinois                                  5.2
                Iowa                                      0.9
                Kentucky                                  1.1
                Massachusetts                             1.4
                Michigan                                  1.9
                Minnesota                                 5.7
                Missouri                                 12.0
                Nevada                                    1.8
                New Jersey                                1.6
                New York                                  2.5
                North Carolina                            2.6
                Oregon                                    2.2
                Pennsylvania                              2.8
                South Dakota                              2.1
                Tennessee                                 1.7
                Texas                                     3.7
                Virginia                                  2.2
                Washington                                0.3
                Wisconsin                                 0.3
                U.S. Government
                  Agency Obligations                     11.0
                Investment Companies                      0.1
                                                        ------
                                                        100.0%
                                                        ======

AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Corporation
FHLB - Federal Home Loan Bank
FNMA - Federal National Morgage Association
FSA - Financial Security Assurance
MBIA - Municipal Bond Investors Assurance
NR - Not Rated
SPA - Standby Bond Purchase Agreement
TCRS - Transferable Custodial Receipts
VRDO - Variable Rate Demand Obligation

                See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

    PRINCIPAL
     AMOUNT         U.S. GOVERNMENT AND AGENCY OBLIGATIONS (99.8%):                                       VALUE
----------------    -----------------------------------------------                                  ----------------
                    U.S. TREASURY BILLS  (40.3%):
$    100,000,000    0.02%, 10/02/08                                                                  $     99,999,942
     100,000,000    0.02%, 10/09/08                                                                        99,999,555
     150,000,000    0.02%, 10/23/08                                                                       149,998,167
     150,000,000    0.48%, 10/30/08                                                                       149,942,000
     125,000,000    0.60%, 01/08/09                                                                       124,793,750
                                                                                                     ----------------
                                                                                                          624,733,414
                                                                                                     ----------------

                    FEDERAL FARM CREDIT BANK  (13.2%):
     100,000,000    3.60%, 01/14/09                                                                       100,455,823
      25,000,000    2.11%, 03/12/10 (A)                                                                    24,957,630
      80,000,000    2.22%, 06/17/10 (A)                                                                    80,000,000
                                                                                                     ----------------
                                                                                                          205,413,453
                                                                                                     ----------------

                    FEDERAL HOME LOAN BANK (46.3%):
     198,176,000    2.26%, 10/01/08                                                                       198,176,000
      37,000,000    0.75%, 10/07/08                                                                        36,995,375
     131,000,000    2.00%, 10/09/08                                                                       130,941,778
      28,000,000    2.36%, 10/17/08                                                                        27,970,631
     100,000,000    2.42%, 10/24/08                                                                        99,845,389
     100,000,000    2.48%, 11/21/08                                                                        99,648,667
     125,000,000    2.23%, 12/10/08                                                                       124,457,986
                                                                                                     ----------------
                                                                                                          718,035,826
                                                                                                     ----------------
                    Total U.S. Government and Agency Obligations                                        1,548,182,693
                                                                                                     ----------------

      SHARES        INVESTMENT COMPANY (0.3%)
----------------    -----------------------------------------------
       4,099,915    JP Morgan U.S. Government Money Market Fund, Capital Shares                             4,099,915

                    Total Investments (Amortized Cost $1,552,282,608*)                   100.1%         1,552,282,608
                    Other assets less liabilities                                         (0.1)            (1,613,070)
                                                                                         ------      ----------------
                    NET ASSETS                                                           100.0%      $  1,550,669,538
                                                                                         ======      ================

*     Cost for Federal income tax and financial reporting purposes is identical.
(A)   Variable interest rate - subject to periodic change.

                                                              PERCENT OF
          PORTFOLIO DISTRIBUTION (UNAUDITED)                   PORTFOLIO
          ----------------------------------                   ---------
          U.S. Government and Agency Obligations ..........      99.7%
          Investment Company ..............................       0.3
                                                                ------
                                                                100.0%
                                                                ======

                See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                     CASH              TAX-FREE         GOVERNMENT
                                                                     FUND                FUND              FUND
                                                                 --------------     --------------    --------------
ASSETS:
    Investments at value and amortized cost (note 2) ........    $  457,717,915     $  285,146,326    $1,552,282,608
    Repurchase agreements (note 2) ..........................       161,000,000                 --                --
    Affiliated investment, conditional credit pledge (note 9)         2,275,118                 --                --
    Receivable for securities sold ..........................                --         15,500,000                --
    Interest receivable .....................................           579,737          1,975,066           902,609
    Other assets ............................................            26,616             16,682            95,757
                                                                 --------------     --------------    --------------
        Total Assets ........................................       621,599,386        302,638,074     1,553,280,974
                                                                 --------------     --------------    --------------

LIABILITIES:
    Cash overdraft ..........................................                --            378,061                --
    Dividends payable .......................................           958,438            708,412         1,893,226
    Adviser and Administrator fees payable ..................           194,749            100,550           505,331
    Distribution fees payable ...............................            29,997             15,962           165,679
    Accrued expenses ........................................           110,675             14,479            47,200
        Total Liabilities ...................................         1,293,859          1,217,464         2,611,436
                                                                 --------------     --------------    --------------
    NET ASSETS ..............................................    $  620,305,527     $  301,420,610    $1,550,669,538
                                                                 ==============     ==============    ==============

NET ASSETS CONSIST OF:
    Capital Stock - Authorized an unlimited number of shares,
        par value $0.01 per share ...........................    $    6,202,866     $    3,014,081    $   15,505,743
    Additional paid-in capital ..............................       614,096,923        298,396,176     1,535,137,771
    Net unrealized depreciation of non-affiliated
        investments (note 9) ................................        (2,275,118)                --                --
    Net unrealized appreciation of affiliated
        investments (note 9) ................................         2,275,118                 --                --
    Undistributed net investment income .....................                --             10,336                --
    Accumulated net realized gain on investments ............             5,738                 17            26,024
                                                                 --------------     --------------    --------------
                                                                 $  620,305,527     $  301,420,610    $1,550,669,538
                                                                 ==============     ==============    ==============

SHARES OF BENEFICIAL INTEREST:
    Original Shares Class:
        Net Assets ..........................................    $  443,558,051     $  224,896,157    $  747,735,190
                                                                 ==============     ==============    ==============
        Shares outstanding ..................................       443,772,801        224,886,151       747,692,863
                                                                 ==============     ==============    ==============
        Net asset value per share ...........................    $         1.00     $         1.00    $         1.00
                                                                 ==============     ==============    ==============
    Service Shares Class:
        Net Assets ..........................................    $  176,747,476     $   76,524,453    $  802,934,348
                                                                 ==============     ==============    ==============
        Shares outstanding ..................................       176,513,778         76,521,923       802,881,404
                                                                 ==============     ==============    ==============
        Net asset value per share ...........................    $         1.00     $         1.00    $         1.00
                                                                 ==============     ==============    ==============

                See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                            STATEMENTS OF OPERATIONS
                 SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

                                                               CASH           TAX-FREE        GOVERNMENT
                                                               FUND             FUND             FUND
                                                           ------------     ------------     ------------
INVESTMENT INCOME:
    Interest income ...................................    $  6,968,254     $  3,424,067     $ 19,234,980
                                                           ------------     ------------     ------------
EXPENSES:
    Investment Adviser fees (note 3) ..................         967,999          463,036        2,917,985
    Administrator fees (note 3) .......................         313,399          128,055          639,939
    Distribution fees (note 3) ........................         203,780           96,656        1,175,894
    Trustees' fees and expenses .......................          48,407           38,898          131,130
    Fund accounting fees ..............................          18,840           19,272           19,908
    Insurance .........................................          14,554            7,639           59,776
    Legal fees (note 3) ...............................          14,539           20,067           52,119
    Auditing and tax fees .............................           8,750            8,750            8,750
    Custodian fees (note 5) ...........................           7,611            6,615           18,834
    Transfer and shareholder servicing agent fees .....           6,726            6,758            7,790
    Registration fees and dues ........................           4,495            1,705           28,938
    Shareholders' reports .............................           3,981            1,559            7,087
    Chief Compliance Officer (note 3) .................           2,014            2,014            2,014
    Miscellaneous .....................................           3,557            3,719           15,977
                                                           ------------     ------------     ------------
    Total expenses ....................................       1,618,652          804,743        5,086,141
    Advisory fees contractual reductions (note 3) .....              --          (25,841)        (156,519)
    Administrative fees contractual reductions (note 3)              --           (7,494)         (34,309)
    Expenses paid indirectly (note 5) .................            (161)          (1,287)            (233)
                                                           ------------     ------------     ------------
Net expenses ..........................................       1,618,491          770,121        4,895,080
                                                           ------------     ------------     ------------
Net investment income .................................       5,349,763        2,653,946       14,339,900
Net realized gain (loss) from securities transactions .           4,558               --           24,153
Net change in unrealized appreciation (depreciation)
  on/from (note 9):
    Non-affiliated investments ........................      (2,275,118)              --               --
    Affiliated investments ............................       2,275,118               --               --
                                                           ------------     ------------     ------------
Net change in net assets resulting from operations ....    $  5,354,321     $  2,653,946     $ 14,364,053
                                                           ============     ============     ============

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                           CASH FUND                             TAX-FREE FUND
                                              -----------------------------------     -----------------------------------
                                             Six Months Ended                        Six Months Ended
                                            September 30, 2008       Year Ended     September 30, 2008       Year Ended
                                                (unaudited)        March 31, 2008       (unaudited)        March 31, 2008
                                              ---------------     ---------------     ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
  Net investment income ..................    $     5,349,763     $    18,013,611     $     2,653,946     $     7,246,100
  Net realized gain (loss)
    from securities transactions .........              4,558                  --                  --                  17
  Net change in unrealized depreciation of
    non-affiliated investments (note 9) ..         (2,275,118)                 --                  --                  --
  Net change in unrealized appreciation of
    affiliated investments (note 9) ......          2,275,118                  --                  --                  --
                                              ---------------     ---------------     ---------------     ---------------
  Net change in net assets
    resulting from operations ............          5,354,321          18,013,611           2,653,946           7,246,117
                                              ---------------     ---------------     ---------------     ---------------

  DIVIDENDS TO SHAREHOLDERS
  FROM NET INVESTMENT INCOME:
    Original Shares ......................         (3,811,260)        (12,330,517)         (2,034,378)         (5,399,668)
    Service Shares .......................         (1,538,503)         (5,683,094)           (619,568)         (1,818,985)
                                              ---------------     ---------------     ---------------     ---------------
    Total dividends to shareholders
      from net investment income .........         (5,349,763)        (18,013,611)         (2,653,946)         (7,218,653)
                                              ---------------     ---------------     ---------------     ---------------

  CAPITAL SHARE TRANSACTIONS
  (at $1.00 per share):
    Proceeds from shares sold:
    Original Shares ......................        381,298,386         562,646,046         146,395,257         284,550,654
    Service Shares .......................        377,305,751         528,686,800          55,043,588         102,239,090
                                              ---------------     ---------------     ---------------     ---------------
                                                  758,604,137       1,091,332,846         201,438,845         386,789,744
                                              ---------------     ---------------     ---------------     ---------------

    Reinvested dividends:
    Original Shares ......................             36,238             208,192               8,657              33,682
    Service Shares .......................          1,298,284           5,683,053             447,842           1,818,753
                                              ---------------     ---------------     ---------------     ---------------
                                                    1,334,522           5,891,245             456,499           1,852,435
                                              ---------------     ---------------     ---------------     ---------------

    Cost of shares redeemed:
    Original Shares ......................       (261,037,530)       (526,645,395)       (146,627,529)       (230,094,077)
    Service Shares .......................       (343,136,856)       (558,678,949)        (49,974,862)       (121,406,410)
                                              ---------------     ---------------     ---------------     ---------------
                                                 (604,174,386)     (1,085,324,344)       (196,602,391)       (351,500,487)
                                              ---------------     ---------------     ---------------     ---------------
Change in net assets
    from capital share transactions ......        155,764,273          11,899,747           5,292,953          37,141,692
                                              ---------------     ---------------     ---------------     ---------------
  Total change in net assets .............        155,768,831          11,899,747           5,292,953          37,169,156

NET ASSETS:
    Beginning of period ..................        464,536,696         452,636,949         296,127,657         258,958,501
                                              ---------------     ---------------     ---------------     ---------------
    End of period* .......................    $   620,305,527     $   464,536,696     $   301,420,610     $   296,127,657
                                              ===============     ===============     ===============     ===============

* Includes undistributed (distributions
  in excess of) net investment income of:     $            --     $            --     $        10,336     $        10,336
                                              ===============     ===============     ===============     ===============

                                                        GOVERNMENT FUND
                                              -----------------------------------
                                             Six Months Ended
                                            September 30, 2008       Year Ended
                                                (unaudited)        March 31, 2008
                                              ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
  Net investment income ..................    $    14,339,900     $    75,571,521
  Net realized gain (loss)
    from securities transactions .........             24,153                  --
  Net change in unrealized depreciation of
    non-affiliated investments (note 9) ..                 --                  --
  Net change in unrealized appreciation of
    affiliated investments (note 9) ......                 --                  --
                                              ---------------     ---------------
  Net change in net assets
    resulting from operations ............         14,364,053          75,571,521
                                              ---------------     ---------------

  DIVIDENDS TO SHAREHOLDERS
  FROM NET INVESTMENT INCOME:
    Original Shares ......................         (7,304,962)        (32,166,752)
    Service Shares .......................         (7,034,938)        (43,404,769)
                                              ---------------     ---------------
    Total dividends to shareholders
      from net investment income .........        (14,339,900)        (75,571,521)
                                              ---------------     ---------------

  CAPITAL SHARE TRANSACTIONS
  (at $1.00 per share):
    Proceeds from shares sold:
    Original Shares ......................        582,786,445       1,643,427,314
    Service Shares .......................      1,156,510,456       2,659,302,311
                                              ---------------     ---------------
                                                1,739,296,901       4,302,729,625
                                              ---------------     ---------------

    Reinvested dividends:
    Original Shares ......................             35,638             191,143
    Service Shares .......................          6,111,688          43,404,774
                                              ---------------     ---------------
                                                    6,147,326          43,595,917
                                              ---------------     ---------------

    Cost of shares redeemed:
    Original Shares ......................       (643,067,578)     (1,520,979,513)
    Service Shares .......................     (1,458,203,221)     (2,683,075,444)
                                              ---------------     ---------------
                                               (2,101,270,799)     (4,204,054,957)
                                              ---------------     ---------------
Change in net assets
    from capital share transactions ......       (355,826,572)        142,270,585
                                              ---------------     ---------------
  Total change in net assets .............       (355,802,419)        142,270,585

NET ASSETS:
    Beginning of period ..................      1,906,471,957       1,764,201,372
                                              ---------------     ---------------
    End of period* .......................    $ 1,550,669,538     $ 1,906,471,957
                                              ===============     ===============

* Includes undistributed (distributions
  in excess of) net investment income of:     $            --     $            --
                                              ===============     ===============

See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

1. ORGANIZATION

      Cash Assets Trust (the "Trust") was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

      The Trust consists of the following three investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"): Pacific Capital Cash Assets Trust ("Cash Fund") (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust ("Tax-Free Fund") (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Government Securities Cash Assets Trust ("Goverment Fund") (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $0.01 par value in two classes of shares; the Original Shares Class and the Service Shares Class. The Original Shares Class includes all currently outstanding shares of each Fund that were issued prior to January 20, 1995, the date on which the Capital structure was changed to include two classes rather than one. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

a) PORTFOLIO VALUATION: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b) FAIR VALUE MEASUREMENTS: The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective April 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Funds' investments in their entirety are assigned levels based upon the observability.

      The three-tier hierarchy of inputs is summarized below:

      Level 1 - quoted prices in active markets for identical securities

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The following is a summary of the valuation inputs, representing 100% of the Funds' investments, used to value the Funds' net assets as of September 30, 2008:

              Valuation Inputs                         Investments in Securities
              ----------------                         -------------------------
                                            Cash Fund        Tax-Free Fund     Government Fund
                                         ---------------    ---------------    ---------------
      Level 1 - Quoted Prices .......    $            --    $            --    $            --
      Level 2 - Other Significant
                  Observable Inputs .        618,717,915        285,146,326      1,552,282,608
      Level 3 - Significant
                  Unobservable Inputs                 --                 --                 --
                                         ---------------    ---------------    ---------------
      Total .........................    $   618,717,915    $   285,146,326    $ 1,552,282,608
                                         ===============    ===============    ===============

c) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

d) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of each Fund's shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the custodian are open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding.

e) MULTIPLE CLASS ALLOCATIONS: Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.

f) FEDERAL INCOME TAXES: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

      FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48") was adopted on September 28, 2007. Management has reviewed the tax positions for each of the open tax years (2004-2008) and has determined that the implementation of FIN 48 did not have a material impact on the Funds' financial statements.

g) REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the "loan" (repurchase agreements being defined as "loans" in the 1940
      Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

h) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

i) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There were no reclassifications for the year ended March 31, 2008.

3. FEES AND RELATED PARTY TRANSACTIONS

a)    MANAGEMENT ARRANGEMENTS:

      The Asset Management Group of Bank of Hawaii (the "Adviser"), serves as Investment Adviser to the Funds. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds' investments and provides various services. Aquila Investment Management LLC (the "Administrator"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Administrator for the Trust under Administration Agreements with the Funds. The Administrator provides all administrative services to the Funds other than those relating to the investment portfolios. Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Prospectus and Statement of Additional Information of the Trust. Prior to July 16, 2008, the Adviser and the Administrator each received a fee for their respective services which was paid monthly and computed on the net assets of each Fund as of the close of business each day at the following rates:

            Cash Fund - On net assets up to $325 million, the fee was paid to the Adviser and the Administrator at the annual rate of 0.33% and 0.17%, respectively, and on net assets above that amount at the annual rate of 0.43% and 0.07%, respectively.

            Tax-Free Fund - On net assets up to $95 million, the fee was paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

            Government Fund - On net assets up to $60 million, the fee was paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

      Prior to July 16, 2008, the agreements with both the Adviser and the Administrator contained a provision that the management fees would be reduced, but not below zero, by an amount equal to the pro-rata portion (based upon the aggregate fees of the Adviser and the Administrator) of the amount, if any, by which the total expenses of each Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, exceeded the lesser of (i) 2.5% of the first $30 million of average annual net assets of such fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million , or (ii) 25% of the Fund's total annual investment income. For the period, April 1, 2008 through July 15, 2008, the contractual reduction required on Advisory and Administrator fees amounted to $25,841 and $7,494, respectively, for the Tax-Free Fund, and $156,519 and $34,309, respectively, for the Government Fund. No such reduction in fees was required for the Cash Fund.

      On  July  16,   2008,   the   shareholders   approved   new  Advisory  and
Administrative agreements for each Fund. The new agreements eliminated the fee limitations described above and reduced the overall management fees for assets exceeding certain thresholds, thereby providing shareholders with the benefits of economies of scale:

            Cash Fund - On net assets up to $400 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.397% and 0.103%, respectively, and on net assets above that amount at the annual rate of 0.364% and 0.086%, respectively.

            Tax-Free Fund - On net assets up to $300 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.318% and 0.082%, respectively, and on net assets above that amount at the annual rate of 0.285% and 0.065%, respectively.

            Government Fund - On net assets up to $1,900 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.328% and 0.072%, respectively, and on net assets above that amount at the annual rate of 0.295% and 0.055%, respectively.

      Under a Compliance Agreement with the Administrator, the Administrator is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

b)    DISTRIBUTION AND SERVICE FEES:

      Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the respective Fund. Such payments are made to "Designated Payees" - broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the respective Fund's Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Trust.

      Under   Distribution   Agreements,   Aquila   Distributors,    Inc.   (the
"Distributor") serves as the exclusive distributor of each Fund's shares. No compensation or fees are paid to the Distributor for such share distribution.

      Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust's Prospectus and Statement of Additional Information.

c)    OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended September 30, 2008, the following amounts were incurred for legal fees allocable to Butzel Long PC, counsel to the Trust, for legal services in conjunction with the respective Fund's ongoing operations:
Cash Fund $14,539; Tax-Free Fund $19,973; Government Fund $51,655. The Secretary of the Trust is a shareholder in that firm.

4. GUARANTEES OF CERTAIN COMMERCIAL PAPER

      Various banks and other institutions have issued irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.

5. EXPENSES

      The Funds have negotiated an expense offset arrangement with their custodian, wherein they receive credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset and the net expenses.

6. PORTFOLIO ORIENTATION

      Since the Tax-Free Fund has a significant portion of its investments in obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.

7. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or a combination of both, at the shareholder's option.

      The tax character of distributions during fiscal 2008 and 2007 were as follows:

                                 Cash Fund                   Tax-Free Fund                Government Fund
                         -----------    -----------    -----------    -----------    -----------    -----------
                            2008           2007           2008           2007           2008           2007
                         -----------    -----------    -----------    -----------    -----------    -----------
Ordinary income .....    $18,391,172    $21,537,828    $        17    $    10,100    $76,602,203    $60,709,774
Net tax-exempt income             --             --      7,290,811      6,253,366             --             --
Capital gain ........             --             --             --             --             --             --
                         -----------    -----------    -----------    -----------    -----------    -----------
Total ...............    $18,391,172    $21,537,828    $ 7,290,828    $ 6,263,466    $76,602,203    $60,709,744
                         ===========    ===========    ===========    ===========    ===========    ===========

      As of March 31, 2008, the components of distributable earnings on a tax basis were as follows:

                                                         Tax-Free     Government
                                          Cash Fund        Fund          Fund
                                          ----------    ----------    ----------
Undistributed ordinary income ........    $  781,580    $       --    $1,812,553
Undistributed tax exempt income ......            --       378,572            --
Accumulated net realized loss
  on investments .....................            --            --            --
                                          ----------    ----------    ----------
                                          $  781,580    $  378,572    $1,812,553
                                          ==========    ==========    ==========

8. RECENT DEVELOPMENT RELATED TO THE TAX-FREE FUND

      In May, 2007, the U. S. Supreme Court agreed to hear an appeal in Department of Revenue of Kentucky v. Davis, a case concerning the constitutionality of differential tax treatment for interest from in-state vs. out-of-state municipal securities, a practice which is common among the majority of the states. On May 19, 2008, the U. S. Supreme Court upheld the right of states to tax interest on out-of-state municipal bonds while exempting their own state's bond interest from taxation. The U.S. Supreme Court said differential tax treatment for interest from in-state vs. out-of-state municipal securities does not discriminate against interstate commerce, but rather promotes the financing of essential governmental services.

9. CONDITIONAL CREDIT PLEDGE

      During the reporting period, the Cash Fund was provided with support for certain of its holdings by Bank of Hawaii Corporation ("BOHC"), a Delaware Corporation and parent company of the Adviser. As a result, the aggregate market value of the Cash Fund's holdings increased. This support included conditional credit pledges ("Pledges"), which were provided on a daily basis as needed. The Pledges are described below.

      On September 30, 2008, the Cash Fund's short-term investments included (a) a discounted promissory note issued by Morgan Stanley in the principal amount of $10,000,000 (the "Morgan Note"), with a maturity date of January 15, 2009, and
(b) a discounted promissory note issued by Genworth Financial, Inc. in the principal amount of $9,700,000 (the "Genworth Note"), with a maturity date of May 16, 2009.

      On September 30, 2008, BOHC provided a Pledge to the Cash Fund to support the value of the Morgan Note and the Genworth Note at their amortized costs. If the Cash Fund was required to sell or liquidate the Morgan Note or the Genworth Note, BOHC pledged to fund the deficiency between the amortized cost of each note and the proceeds received, up to a limit not to exceed $814,977 for the Morgan Note and $1,460,141 for the Genworth Note. This Pledge expired on October 1, 2008 at 4 PM EDT and BOHC reserved the right to cancel the Pledges prior to that time if it determined that extraordinary circumstances affecting its exposure under the Pledges had occurred. Since September 30, 2008, BOHC has provided pledges to the Cash Fund as needed. BOHC has no obligation to issue these pledges in the future.

      As of September 30, 2008, the amortized cost of the Morgan Note and the Genworth Note was $10,015,775 and $9,700,000, respectively. Accordingly, the support provided by BOHC, including the Pledges, had a value of $2,275,118, which was the difference between the amortized cost and fair market value of the Morgan Note and the Genworth Note (the "Notes") as of September 30, 2008. The Cash Fund recognized the changes in the unrealized components of these securities and the support provided by BOHC in its results of operations and financial position.

      The mark-to-market net asset value per share is calculated using the market value of all securities in the Cash Fund. Had the Cash Fund not received support for the Notes, which had market values less than their amortized cost, the Cash Fund's mark-to-market net asset value per share (under Rule 2a-7) would have fallen below $0.9950. The net asset value per share in the financial statements is calculated using the amortized cost for all securities except the Notes, for which the market value is used based upon the support received for the Notes, including the Pledges. The Notes held in the Cash Fund on September 30, 2008 are footnoted on the Schedule of Investments.

10. TREASURY GUARANTEE PROGRAM

      In response to recent market volatility, the U.S. Treasury Department established a Temporary Money Market Fund Guarantee Program (the "Program"), which is intended to add stability to the financial markets and to reassure money market fund investors.

      The Board of Trustees of the Trust approved its participation in the Program with respect to each of the Trust's three Funds. The Trust accordingly applied and has been accepted to participate in the Program.

      The Program is designed to protect the value of those shares of any Fund held by a shareholder of record on September 19, 2008. It does not protect additions to the accounts of such shareholders after that date, nor does it protect new shareholders who purchase shares of any Fund after that date.

      The Program has other terms, among which is that if on any day the net asset value per share of any Fund falls below $0.995, that Fund will be required to liquidate within 29 days unless within five days the net asset value of the Fund returns to $1.00. In the event of liquidation, a protected shareholder will receive a payment for each protected share equal to the shortfall between the amount received in liquidation of the Fund and $1.00. Each protected shareholder will be protected for the lesser of the number of shares held on liquidation or for the number of shares held on September 19, 2008. Holders of unprotected shares may receive less than $1.00 upon liquidation.

      The Program is subject to an overall limit of $50 billion for all participating money market funds.

      Each Fund's cost to participate in the initial three months of the Program (0.01% of the net asset value of the Fund on September 19, 2008) will be borne by the Fund. The Program will expire on December 18, 2008, unless the Secretary of the Treasury extends it, potentially through the close of business on September 18, 2009. If the Program is extended, the Board of Trustees will consider whether to continue to participate. The cost of such extended participation may also be borne by the Funds.

                                 PACIFIC CAPITAL
                                CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                  ORIGINAL SHARES
                                            ---------------------------------------------------------------------------------------
                                            Six Months
                                               Ended                                   Year Ended March 31,
                                              9/30/08         ---------------------------------------------------------------------
                                            (unaudited)         2008           2007           2006           2005           2004
                                             ---------        ---------      ---------      ---------      ---------      ---------
Net asset value, beginning of period ....    $    1.00        $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                             ---------        ---------      ---------      ---------      ---------      ---------
Income from investment operations:
  Net investment income+ ................        0.011            0.043          0.046          0.032          0.014          0.009
                                             ---------        ---------      ---------      ---------      ---------      ---------
Less distributions:
  Dividends from net investment income ..       (0.011)          (0.043)        (0.046)        (0.032)        (0.014)        (0.009)
                                             ---------        ---------      ---------      ---------      ---------      ---------
Net asset value, end of period ..........    $    1.00        $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                             =========        =========      =========      =========      =========      =========
Total return ............................         1.08%*           4.35%          4.75%          3.20%          1.36%          0.90%

Ratios/supplemental data
  Net assets, end of period (in millions)    $     444        $     323      $     287      $     286      $     366      $     287
  Ratio of expenses to average net assets         0.54%**          0.57%          0.57%          0.58%          0.37%          0.21%
  Ratio of net investment income to
    average net assets ..................         2.14%**          4.23%          4.65%          3.09%          1.39%          0.90%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were
(note 3):

  Ratio of expenses to average net assets           ++               ++             ++             ++           0.57%          0.57%
  Ratio of net investment income to
    average net assets ..................           ++               ++             ++             ++           1.19%          0.54%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets         0.54%**          0.56%          0.57%          0.58%         0.37%#         0.21%#

                                                                                  SERVICE SHARES
                                            ---------------------------------------------------------------------------------------
                                            Six Months
                                               Ended                                   Year Ended March 31,
                                              9/30/08         ---------------------------------------------------------------------
                                            (unaudited)         2008           2007           2006           2005           2004
                                             ---------        ---------      ---------      ---------      ---------      ---------
Net asset value, beginning of period ....    $    1.00        $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                             ---------        ---------      ---------      ---------      ---------      ---------
Income from investment operations:
  Net investment income+ ................        0.010            0.040          0.044          0.029          0.011          0.007
                                             ---------        ---------      ---------      ---------      ---------      ---------
Less distributions:
  Dividends from net investment income ..       (0.010)          (0.040)        (0.044)        (0.029)        (0.011)        (0.007)
                                             ---------        ---------      ---------      ---------      ---------      ---------
Net asset value, end of period ..........    $    1.00        $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                             =========        =========      =========      =========      =========      =========
Total return ............................         0.95%*           4.09%          4.49%          2.94%          1.11%          0.65%

Ratios/supplemental data
  Net assets, end of period (in millions)    $     177        $     141      $     166      $     169      $     166      $     119
  Ratio of expenses to average net assets         0.79%**          0.82%          0.82%          0.83%          0.61%          0.46%
  Ratio of net investment income to
    average net assets ..................         1.88%**          3.98%          4.40%          2.91%          1.12%          0.65%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were
(note 3):

  Ratio of expenses to average net assets           ++               ++             ++             ++           0.81%          0.82%
  Ratio of net investment income to
    average net assets ..................           ++               ++             ++             ++           0.91%          0.29%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets         0.79%**          0.81%          0.81%          0.83%         0.61%#         0.46%#

----------------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++ No reduction in the Adviser's and the Administrator's fees was required during the period.
#     Net of contractual caps on fees.
*     Not annualized.
**    Annualized.

See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     ORIGINAL SHARES
                                                 ----------------------------------------------------------------------------------
                                                 Six Months
                                                    Ended                                Year Ended March 31,
                                                   9/30/08        -----------------------------------------------------------------
                                                 (unaudited)        2008          2007          2006          2005          2004
                                                  ---------       ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period ..........   $    1.00       $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                  ---------       ---------     ---------     ---------     ---------     ---------
Income from investment operations:
  Net investment income+ ......................       0.009           0.029         0.030         0.022         0.011         0.008
                                                  ---------       ---------     ---------     ---------     ---------     ---------
Less distributions:
  Dividends from net investment income ........      (0.009)         (0.029)       (0.030)       (0.022)       (0.011)       (0.008)
                                                  ---------       ---------     ---------     ---------     ---------     ---------
Net asset value, end of period ................   $    1.00       $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                  =========       =========     =========     =========     =========     =========

Total return ..................................        0.93%*          2.90%         3.09%         2.21%         1.16%         0.84%

Ratios/supplemental data
  Net assets, end of period (in millions) .....   $     225       $     225     $     171     $     133     $     134     $      99
  Ratio of expenses to average net assets .....        0.46%**         0.47%         0.50%         0.50%         0.29%         0.17%
  Ratio of net investment income to
    average net assets ........................        1.86%**         2.80%         3.04%         2.20%         1.17%         0.84%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were
(note 3):

  Ratio of expenses to average net assets .....        0.48%**           ++            ++            ++          0.49%         0.52%
  Ratio of net investment income to
    average net assets ........................        1.84%**           ++            ++            ++          0.96%         0.50%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets .....        0.46%**#        0.47%         0.49%         0.50%        0.28%#        0.17%#

                                                                                     SERVICE SHARES
                                                 ----------------------------------------------------------------------------------
                                                 Six Months
                                                    Ended                                Year Ended March 31,
                                                   9/30/08        -----------------------------------------------------------------
                                                 (unaudited)        2008          2007          2006          2005          2004
                                                  ---------       ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period ..........   $    1.00       $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                  ---------       ---------     ---------     ---------     ---------     ---------
Income from investment operations:
  Net investment income+ ......................       0.008           0.026         0.028         0.019         0.009         0.006
                                                  ---------       ---------     ---------     ---------     ---------     ---------
Less distributions:
  Dividends from net investment income ........      (0.008)         (0.026)       (0.028)       (0.019)       (0.009)       (0.006)
                                                  ---------       ---------     ---------     ---------     ---------     ---------
Net asset value, end of period ................   $    1.00       $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                  =========       =========     =========     =========     =========     =========

Total return ..................................        0.80%*          2.64%         2.83%         1.96%         0.90%         0.59%

Ratios/supplemental data
  Net assets, end of period (in millions) .....   $      77       $      71     $      88     $      93     $      72     $      50
  Ratio of expenses to average net assets .....        0.71%**         0.72%         0.75%         0.75%         0.53%         0.42%
  Ratio of net investment income to
    average net assets ........................        1.60%**         2.55%         2.78%         1.94%         0.92%         0.59%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were
(note 3):

  Ratio of expenses to average net assets .....        0.73%**           ++            ++            ++          0.75%         0.77%
  Ratio of net investment income to
    average net assets ........................        1.58%**           ++            ++            ++          0.71%         0.25%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets .....        0.71%**#         0.72%         0.75%         0.75%       0.53%#        0.42%#

----------------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++ No reduction in the Adviser's and the Administrator's fees was required during the period.
#     Net of contractual caps on fees.
*     Not annualized.
**    Annualized.

                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                  ORIGINAL SHARES
                                            ---------------------------------------------------------------------------------------
                                            Six Months
                                               Ended                                   Year Ended March 31,
                                              9/30/08         ---------------------------------------------------------------------
                                            (unaudited)         2008           2007           2006           2005           2004
                                             ---------        ---------      ---------      ---------      ---------      ---------
Net asset value, beginning of period ....    $    1.00        $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                             ---------        ---------      ---------      ---------      ---------      ---------
Income from investment operations:
  Net investment income+ ................        0.009            0.042          0.047          0.032          0.014          0.010
                                             ---------        ---------      ---------      ---------      ---------      ---------
Less distributions:
  Dividends from net investment income ..       (0.009)          (0.042)        (0.047)        (0.032)        (0.014)        (0.010)
                                             ---------        ---------      ---------      ---------      ---------      ---------
Net asset value, end of period ..........    $    1.00        $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                             =========        =========      =========      =========      =========      =========

Total return ............................         0.88%*           4.30%          4.80%          3.25%          1.41%          0.96%

Ratios/supplemental data
  Net assets, end of period (in millions)    $     748        $     808      $     685      $     429      $     354      $     263
  Ratio of expenses to average net assets         0.42%**          0.43%          0.44%          0.45%          0.27%          0.11%
  Ratio of net investment income to
    average net assets ..................         1.74%**          4.18%          4.72%          3.25%          1.42%          0.96%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were
(note 3):

  Ratio of expenses to average net assets         0.44%**            ++             ++             ++           0.45%          0.46%
  Ratio of net investment income to
    average net assets ..................         1.72%**            ++             ++             ++           1.24%          0.62%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets         0.42%**#         0.43%          0.44%          0.45%         0.27%#         0.11%#

                                                                                  SERVICE SHARES
                                            ---------------------------------------------------------------------------------------
                                            Six Months
                                               Ended                                   Year Ended March 31,
                                              9/30/08         ---------------------------------------------------------------------
                                            (unaudited)         2008           2007           2006           2005           2004
                                             ---------        ---------      ---------      ---------      ---------      ---------
Net asset value, beginning of period ....    $    1.00        $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                             ---------        ---------      ---------      ---------      ---------      ---------
Income from investment operations:
  Net investment income+ ................        0.007            0.040          0.045          0.030          0.012          0.007
                                             ---------        ---------      ---------      ---------      ---------      ---------
Less distributions:
  Dividends from net investment income ..       (0.007)          (0.040)        (0.045)        (0.030)        (0.012)        (0.007)
                                             ---------        ---------      ---------      ---------      ---------      ---------
Net asset value, end of period ..........    $    1.00        $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                             =========        =========      =========      =========      =========      =========

Total return ............................         0.75%*           4.04%          4.54%          3.00%          1.16%          0.71%

Ratios/supplemental data
  Net assets, end of period (in millions)    $     803        $   1,099      $   1,079      $     887      $     578      $     575
  Ratio of expenses to average net assets         0.67%**          0.68%          0.69%          0.70%          0.52%          0.36%
  Ratio of net investment income to
    average net assets ..................         1.50%**          3.93%          4.46%          3.02%          1.16%          0.71%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were
(note 3):

  Ratio of expenses to average net assets         0.69%**            ++             ++             ++           0.70%          0.71%
  Ratio of net investment income to
    average net assets ..................         1.47%**            ++             ++             ++           0.98%          0.36%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets         0.67%**#         0.68%          0.69%          0.70%         0.52%#         0.36%#

----------------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++ No reduction in the Adviser's and the Administrator's fees was required during the period.
#     Net of contractual caps on fees.
*     Not annualized.
**    Annualized.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on April 1, 2008 and held for the six months ended September 30, 2008.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED SEPTEMBER 30, 2008

                                       BEGINNING      ENDING          EXPENSES
                        ACTUAL          ACCOUNT       ACCOUNT       PAID DURING
                    TOTAL RETURN(1)      VALUE         VALUE       THE PERIOD(2)
--------------------------------------------------------------------------------
CASH FUND
Original Shares         1.08%          $1,000.00     $1,010.80         $2.72
Service Shares          0.95%          $1,000.00     $1,009.50         $3.98
--------------------------------------------------------------------------------
TAX-FREE FUND
Original Shares         0.93%          $1,000.00     $1,009.30         $2.32
Service Shares          0.80%          $1,000.00     $1,008.00         $3.57
--------------------------------------------------------------------------------
GOVERNMENT FUND
Original Shares         0.88%          $1,000.00     $1,008.80         $2.12
Service Chares          0.75%          $1,000.00     $1,007.50         $3.37
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.54% AND 0.79%, RESPECTIVELY, FOR CASH FUND ORIGINAL SHARES AND SERVICE SHARES, 0.46% AND 0.71%, RESPECTIVELY, FOR TAX-FREE FUND ORIGINAL SHARES AND SERVICE SHARES, AND 0.42% AND 0.67%, RESPECTIVELY, FOR GOVERNMENT FUND ORIGINAL SHARES AND SERVICE SHARES MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of each of the respective Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the portfolios of the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the respective Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

SIX MONTHS ENDED SEPTEMBER 30, 2008

                   HYPOTHETICAL
                    ANNUALIZED       BEGINNING        ENDING           EXPENSES
                      TOTAL           ACCOUNT         ACCOUNT        PAID DURING
                      RETURN           VALUE           VALUE          THE PERIOD
--------------------------------------------------------------------------------
CASH FUND
Original Shares       5.00%          $1,000.00       $1,022.36           $2.74
Service Shares        5.00%          $1,000.00       $1,021.11           $4.00
--------------------------------------------------------------------------------
TAX-FREE FUND
Original Shares       5.00%          $1,000.00       $1,022.76           $2.33
Service Shares        5.00%          $1,000.00       $1,021.51           $3.60
--------------------------------------------------------------------------------
GOVERNMENT FUND
Original Shares       5.00%          $1,000.00       $1,022.96           $2.13
Service Chares        5.00%          $1,000.00       $1,021.71           $3.40
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.54% AND 0.79%, RESPECTIVELY, FOR CASH FUND ORIGINAL SHARES AND SERVICE SHARES, 0.46% AND 0.71%, RESPECTIVELY, FOR TAX-FREE FUND ORIGINAL SHARES AND SERVICE SHARES, AND 0.42% AND 0.67%, RESPECTIVELY, FOR GOVERNMENT FUND ORIGINAL SHARES AND SERVICE SHARES MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

                     SHAREHOLDER MEETING RESULTS (UNAUDITED)

      The Meeting of Shareholders of Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust was held on July 16, 2008. The holders of shares representing 46% of each Fund's total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1.    To elect Trustees.

                             DOLLAR AMOUNT OF VOTES:
                             -----------------------
        Trustee                 For                     Withheld
        -------                 ---                     --------
        Thomas W. Courtney      $1,341,256,471          $632,779
        Diana P. Herrmann       $1,341,291,895          $597,355
        Stanley W. Hong         $1,341,291,895          $597,355
        Theodore T. Mason       $1,341,291,895          $597,355
        Russell K. Okata        $1,341,276,267          $612,983
        Douglas Philpotts       $1,341,291,895          $597,355
        Oswald K. Stender       $1,341,123,947          $765,303

2. To ratify the selection of Tait, Weller & Baker LLP as the Trust's independent registered public accounting firm.

                             DOLLAR AMOUNT OF VOTES:
                             -----------------------
                                For                  Against          Abstain
                                ---                  -------          -------
                                $1,340,502,331       $135,180         $1,251,740

      A Special Meeting of Shareholders of Pacific Capital Cash Assets Trust was held on July 16, 2008. The holders of shares representing 57.488% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1.    To act on an Advisory and Administration Agreement.

                             DOLLAR AMOUNT OF VOTES:
                             -----------------------
                                For                  Against          Abstain
                                ---                  -------          -------
                                $253,289,480         $218,384         $1,088,071

SHAREHOLDER MEETING RESULTS (CONTINUED) (UNAUDITED)

      A Special Meeting of Shareholders of Pacific Capital Tax-Free Cash Assets Trust was held on July 16, 2008. The holders of shares representing 66.316% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1.    To act on an Advisory and Administration Agreement.

                             DOLLAR AMOUNT OF VOTES:
                             -----------------------
                                For                  Against          Abstain
                                ---                  -------          -------
                                $182,886,341         $45,656          $803,907

      A Special Meeting of Shareholders of Pacific Capital U.S. Government Securities Cash Assets Trust was held on July 16, 2008. The holders of shares representing 50.618% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1.    To act on an Advisory and Administration Agreement.

                             DOLLAR AMOUNT OF VOTES:
                             -----------------------
                                For                  Against         Abstain
                                ---                  -------         -------
                                $1,061,595,091       $40,267         $27,126,339

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF INVESTMENT ADVISORY AGREEMENT

      Renewal until June 30, 2009 of the Investment Advisory Agreement (the "Advisory Agreement") for each fund between the Trust and the Adviser was approved by the Board of Trustees and the independent Trustees in May, 2008. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o     Copies of the agreements to be renewed;

      o     A term sheet describing the material terms of the agreements;

      o     The Annual Report of the Trust for the year ended March 31, 2008;

      o A report, prepared by the Adviser and Administrator and provided to the Trustees for the Trustees' review, containing data about the performance of each of the portfolios and data about their respective fees, expenses, purchases and redemptions of capital stock together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Adviser and the Administrator; and

      o Quarterly materials reviewed at prior meetings on each portfolio's performance, operations, portfolio and compliance.

      The Trustees considered each Advisory Agreement separately. The Trustees reviewed materials relevant to, and considered, the following factors as to each agreement and reached the conclusions described.

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE ADVISER.

      The investment objective of each of the Trust's portfolios is to seek to provide safety of principal while achieving as a high a level of liquidity and of current income (and with respect to the Tax-Free Fund, current income exempt from Federal and Hawaii income taxes). To achieve these objectives, the Adviser has provided management of each fund's portfolio, as well as provided facilities for credit analysis of each of the funds' portfolio securities. With respect to the Government Securities Fund, the Adviser has managed the investment portfolio in order to achieve a AAA rating from Standard and Poor's.

      The Board considered that the Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Trust, given that its purpose is to provide shareholders with safety of principal while achieving as a high a level of liquidity and of current income.

      The Board concluded that the services provided were appropriate and satisfactory and that the Trust would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE TRUST (AND EACH OF ITS PORTFOLIOS) AND THE ADVISER.

      The Board reviewed each aspect of each fund's performance and compared its performance with that of its respective benchmark. It was noted that the materials provided by the Administrator indicated that compared to each fund's respective benchmark, the Trust's portfolios had investment performance, considered to be returns after all fees and expenses, that was either comparable to or superior to the benchmark for one-, five- and ten-year periods. The Board considered these results to be consistent with the purposes of each of the Trust's portfolios.

      The Board concluded that the performance of each fund, in light of market conditions, was satisfactory. Evaluation of this factor indicated to the Trustees that renewal of each Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE TRUST (AND EACH OF ITS PORTFOLIOS).

      The information contained expense data for each fund and its major local competitor as well as data for each of the funds with respect to their respective peer groups, including data for money market funds of a comparable asset size. The materials also showed the profitability to the Adviser of its services to the Trust.

      The Board compared the expense and fee data with respect to each of the portfolios to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the each of the portfolios and the fees paid were similar to and were reasonable as compared to those being paid by its local competitor and by other money market funds nationwide.

      The Board considered that the foregoing indicated the appropriateness of the costs of the services to the Trust, which was being well managed as indicated by the factors considered previously.

      The Board further concluded that the profitability to the Adviser did not argue against approval of the fees to be paid under each Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE TRUST, AND ITS PORTFOLIOS, GROWS.

      Data provided to the Trustees showed that the asset size of each of the portfolios had been generally increasing in recent years. The Trustees also noted that the materials indicated that the each portfolio's fees were generally comparable to those of its peers, including those with breakpoints. In addition it was observed that at a telephonic meeting held on April 22, 2008, and subsequently at the in-person meeting held on May 31, 2008, the Trustees, including the Independent Trustees, approved a new Advisory Agreement for each fund which incorporated breakpoints in fee rates which addressed questions of economies of scale to the Trustees' satisfaction; these new Advisory Agreements had been submitted to the shareholders of the funds for approval, and if approved, would replace the agreements currently in effect. Evaluation of this factor indicated to the Board that each Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE TRUST (AND EACH OF ITS PORTFOLIOS).

      The Board observed that, as is generally true of most fund complexes, the Adviser and its affiliates, by providing services to a number of funds or other investment clients including the Trust's three portfolios, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Adviser and its affiliates, it also makes their services available to the three portfolios of the Trust at favorable levels of quality and cost which are more advantageous to the Trust's portfolios than would otherwise have been possible.

CONSIDERATION OF NEW ADVISORY AGREEMENT IN CONNECTION WITH PROPOSED CHANGES IN OWNERSHIP OF THE PARENT COMPANY OF THE ADMINISTRATOR

BACKGROUND AND REASONS FOR THE PROPOSAL

      Since the establishment of the each of the Funds, the Adviser, or its predecessors, have served as each Fund's investment adviser under advisory agreements (the "Advisory Agreements") with substantially the same provisions, except for those dealing with fees.

      Each Advisory Agreement provided that during each fiscal year the Fund paid a fee at a stated annual rate computed daily and payable monthly. In addition, the Administrator was also paid a fee by each Fund. The advisory and administration fees were collectively referred to as "management fees" below.

      Following extensive discussions with the Board, the Adviser and the Administrator had jointly proposed modifications to their existing fee arrangements with each Fund, and the Trustees had determined that the changes, taken together, were in the best interests of each Fund and its respective shareholders. The modifications were:

      o Revision of existing breakpoints in the management fee schedule of each Fund to better reflect economies of scale, if any, as Fund assets increased and provided shareholders with the benefit of reduced management fees for assets exceeding the stated thresholds;

      o Changes in the allocation of the management fees between the Adviser and the Administrator; and

      o Elimination of provisions that had reduced the management fees under certain specified circumstances.

      The changes have resulted in new Advisory Agreements (the "New Advisory Agreements") that were otherwise substantially identical to the previous Advisory Agreements. Corresponding changes have been reflected in new agreements between the Administrator and each Fund (the "New Administration Agreements"). While the latter changes had not required shareholder approval, they were described in order to illustrate the aggregate management fees that were currently paid by each Fund under the new agreements. *Please refer to Note 3.
a) under Notes to Financial Statements that details two fee schedules which were in effect separately between (1) April 1, 2008 through July 15, 2008 and between
(2) July 16, 2008 through September 30, 2008. The reason for the change in fee schedules was attributed to the July 16, 2008 action of the shareholders which voted approval of a New Advisory Agreement and a New Administration Agreement.

BASIS FOR THE TRUSTEES' APPROVAL OF THE NEW INVESTMENT ADVISORY AGREEMENTS

      At a telephonic meeting held on April 22, 2008, the Trustees, including all of the non-interested Trustees, approved a new Advisory Agreement (each, a "New Advisory Agreement") for each Fund and recommended that the shareholders of each Fund approve the New Advisory Agreement applicable to that Fund. These actions were subsequently ratified at an in-person meeting held on May 31, 2008.

      In considering these actions, the Trustees noted that in connection with their annual review of each Fund's management arrangements on June 9, 2007 (the "Annual Review"), they had approved the Advisory Agreement then in effect for each Fund (each respectively a "Current Advisory Agreement ") for another one-year term commencing on June 30, 2007. In the Annual Review, the

Trustees were provided with a wide range of information of the type they regularly consider when determining whether to continue each Fund's advisory agreement from year to year.

      In approving each Fund's New Advisory Agreement, the Trustees considered the information provided and the conclusions reached in connection with the Annual Review. In addition, they considered such new information as they believed appropriate, including more up-to-date performance and expense information. In considering each Fund's New Advisory Agreement, the Trustees did not identify any single factor as determinative. The New Advisory Agreements contain different fee rates and breakpoints which differ from those in the Current Advisory Agreements and eliminate current fee limitations, all of which changes operate in conjunction with related changes in the Administration Agreements of the respective Funds. In their review of each Fund's New Advisory Agreement, matters considered by the Trustees included the following:

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE ADVISER.

      The investment objective of each of the Funds is to seek to provide safety of principal while achieving a high level of liquidity and of current income (and with respect to the Tax-Free Fund, current income exempt from Federal and Hawaii income taxes). To achieve these objectives, the Adviser has provided portfolio management of each Fund, including determining which securities will be purchased, retained, or sold, based upon top-down analysis of macroeconomic trends as well as bottom-up credit analysis of securities. With respect to the Government Securities Fund, the Adviser has managed the investments in order to achieve a AAA rating from Standard and Poor's.

      The Board considered that the Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for each Fund, given each Fund's investment objective, and determined that each Fund would be well served if the Adviser continued to provide portfolio management services. Furthermore, the Trustees considered representations by the Adviser that the personnel providing portfolio management services would not change as a result of the New Advisory Agreements. Evaluation of these factors weighed in favor of approval of each Fund's New Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE FUNDS AND ADVISER.

      The Board reviewed each aspect of each Fund's performance and compared its performance with that of its respective benchmark. It was noted that the materials provided by the Administrator indicated that each Fund's investment performance, considered to be returns after all fees and expenses, was either comparable or superior to the benchmark for one-, five- and ten-year periods. The Board considered these results to be consistent with the investment objectives of each of the Funds and concluded that the performance of each Fund, in light of market conditions, was satisfactory. Evaluation of this factor indicated to the Trustees that approval of each Fund's New Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH EACH OF THE FUNDS.

      The information provided to the Board in connection with approval contained expense data for each Fund and its major local competitor as well as data for each of the Funds with respect to their respective peer groups, including data for money market funds of a comparable asset size.

      Based on those data, the Board concluded that the expenses of each of the Funds and the fees paid were similar to and were reasonable as compared to those being paid by its local competitor and by other money market funds in its peer group. In connection with the New Advisory Agreements, the Board approved fee rates and breakpoints which differ from those in the Current Advisory Agreements and also approved the elimination of fee Caps, noting that there would also be related changes in the Administration Agreements of the respective Funds. These provisions are described elsewhere in this proxy statement. Among other matters considered concerning the changes were the nature and scale of the possible benefits and disadvantages to the Funds and to the Adviser and the Administrator, as well as the reasonableness of the economic and asset-level assumptions on which the proposed changes had been based. The Trustees, after weighing these matters, concluded that the proposed changes were justified and in the best interests of the Funds and their shareholders. The Board further concluded that the profitability to the Adviser did not argue against approval of the fees to be paid under each New Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUNDS GROW.

      Data provided to the Trustees showed that the asset size of each of the Funds had been generally increasing in recent years. The New Advisory Agreements incorporated breakpoints in fee rates which addressed questions of economies of scale to the Trustees' satisfaction.

BENEFITS DERIVED OR TO BE DERIVED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.

      The Board observed that, as is generally true of most mutual fund complexes, the Adviser and its affiliates, by providing services to a number of funds or other investment clients including the three Funds, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Adviser and its affiliates, it also makes their services available to the three Funds at favorable levels of quality and cost which are more advantageous to the Funds than would otherwise have been possible.

OTHER MATTERS.

      The Trustees also considered other factors, including some of those they had considered in connection with the Annual Review. These factors included but were not limited to whether each Fund has operated in compliance with its investment objective and each Fund's record of compliance with its investment restrictions, and the compliance programs of each Fund and the Adviser. In evaluating the New Advisory Agreements, the Trustees considered among other matters ensuring ongoing and future continuity of management of each Fund.

      Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the non-interested Trustees, concluded that each Fund's New Advisory Agreement should be approved and recommended that the shareholders of each Fund vote to approve the New Advisory Agreement for an initial term through June 30, 2009.

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolios other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings for each of the three portfolios with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The three portfolios of the Trust do not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2008 with respect to which any of the three portfolios of the Trust were entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

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

                               INVESTMENT ADVISER
                    Asset Management Group of Bank of Hawaii
                     P.O. Box 3170 o Honolulu, Hawaii 96802

                                  ADMINISTRATOR
                        Aquila Investment Management LLC
            380 Madison Avenue, Suite 2300 o New York, New York 10017

                                BOARD OF TRUSTEES
                            Theodore T. Mason, Chair
                          Diana P. Herrmann, Vice Chair
                               Thomas W. Courtney
                                 Stanley W. Hong
                                Russell K. Okata
                                Douglas Philpotts
                                Oswald K. Stender

                          FOUNDER AND CHAIRMAN EMERITUS
                                Lacy B. Herrmann

                                    OFFICERS
                          Diana P. Herrmann, President
                Charles E. Childs, III, Executive Vice President
                          Sherri Foster, Vice President
                  Robert W. Anderson, Chief Compliance Officer
            Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                          Edward M.W. Hines, Secretary

                                   DISTRIBUTOR
                            Aquila Distributors, Inc.
            380 Madison Avenue, Suite 2300 o New York, New York 10017

                    TRANSFER AND SHAREHOLDER SERVICING AGENT
                         PNC Global Investment Servicing
                     101 Sabin Street o Pawtucket, RI 02860

                                    CUSTODIAN
                            JPMorgan Chase Bank, N.A.
                   1111 Polaris Parkway o Columbus, Ohio 43240

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Tait, Weller & Baker LLP
             1818 Market Street, Suite 2400 o Philadelphia, PA 19103

               Further information is contained in the Prospectus
                  which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.

	Not applicable

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

	Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure tat information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated t registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.


(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


CASH ASSETS TRUST


By:  /s/  Diana P. Herrmann
----------------------------------
Vice Chair, President and Trustee
December 8, 2008


By:  /s/  Joseph P. DiMaggio
------------------------------------
Chief Financial Officer and Treasurer
December 8, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
----------------------------------
Diana P. Herrmann
Vice Chair, President and Trustee
December 8, 2008


By:  /s/  Joseph P. DiMaggio
------------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 8, 2008




CASH ASSETS TRUST

EXHIBIT INDEX


(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.